RESERVES - Movements in Share-based Payments Reserve (Details)	6 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Movements in share-based payments reserve [Abstract]
Opening balance, Share-based payments reserve | $	$ 6,469,201
Exercise of options | $	566,156	$ 123,737
Share-based payment expense | $	4,665,849	$ 6,908,182
Closing balance, share-based payments reserve | $	$ 10,345,002
Unlisted Options
Number of Options [Abstract]
Stock Option Awards, beginning balance (in shares)	12,904,118	11,749,372
Grant (in shares)	235,000
Exercise (in shares)	(2,118,279)	(900,000)
Expiry (in shares)	(8,000,000)
Stock Option Awards, ending balance (in shares)	3,020,839	10,849,372
Number of Performance Rights and Restricted Stock Units [Abstract]
Expiry (in shares)	(8,000,000)
Performance Rights
Number of Options [Abstract]
Expiry (in shares)	(150,000)	(90,000)
Number of Performance Rights and Restricted Stock Units [Abstract]
Beginning balance (in shares)	7,504,409	27,469,335
Grant (in shares)	109,000	1,815,000
Conversion (in shares)		(22,273,335)
Expiry (in shares)	(150,000)	(90,000)
Lapse/forfeiture (in shares)	(80,000)
Ending balance (in shares)	7,383,409	6,921,000
Restricted Stock Units
Number of Performance Rights and Restricted Stock Units [Abstract]
Beginning balance (in shares)	4,798,225	4,377,034
Grant (in shares)	130,875	195,076
Exercise (in shares)	(347,306)
Conversion (in shares)		(476,494)
Ending balance (in shares)	4,581,794	4,095,616
Share-Based Payments Reserve
Movements in share-based payments reserve [Abstract]
Opening balance, Share-based payments reserve | $	$ 6,469,201	$ 13,440,265
Exercise of options | $	(790,048)
Conversion | $		(13,408,065)
Share-based payment expense | $	4,665,849	6,908,182
Closing balance, share-based payments reserve | $	$ 10,345,002	$ 6,940,382